Use of Estimates and Judgments - Additional Information (Detail) $ in Millions, $ in Billions				3 Months Ended	6 Months Ended
		Jun. 01, 2020 USD ($)	Jul. 19, 2019 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of changes in accounting estimates [line items]
Sale of Subsidiary company	[1],[2]					$ 92
Impairment of goodwill				$ 2,500	$ 2,500
Probability in percentage terms of goodwill impairment					30.00%
Disposal group discontinue operations gain loss on disposal of business		$ 1,919
Costs incurred on account of unforeseen events					$ (78)
South Africa Cash Generating Unit [Member]
Disclosure of changes in accounting estimates [line items]
Impairment of goodwill					(1,500)
Rest Of Africa Cash Generating Unit [Member]
Disclosure of changes in accounting estimates [line items]
Impairment of goodwill					$ (1,000)
Carlton & United Breweries [Member]
Disclosure of changes in accounting estimates [line items]
Sale of Subsidiary company			$ 16
Disposal group discontinue operations gain loss on disposal of business		$ 1,919
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Probability in percentage terms of goodwill impairment					15.00%
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Probability in percentage terms of goodwill impairment					30.00%

[1]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2020 has been presented to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect this change in presentation.